Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Detailed Information on Loans and Borrowings

						Carrying value, including accrued interest
Description	Denomination	Security	Time to Maturity	Coupon rate	Principal to be repaid	December 31, 2021	December 31, 2020
Senior credit facility	USD	Secured	39 months	LIBOR + 2.25% - 4.25%	$50,000	$48,303	$148,386
Equipment finance loans	USD	Secured	5 months - 48 months	5.00% - 7.95%	5,759	5,805	5,605
Equipment finance loans	EURO	Secured	6 months - 54 months	5.50% - 7.00%	2,005	2,005	1,791
Bank loan (MCSA)	BRL	Unsecured	59 months	CDI + 0.50%	3,458	3,137	3,980
Line of credit (MCSA)	BRL	Unsecured	0	CDI + 9.00%	—	—	1,447
Lines of credit (MCSA)	BRL	Unsecured	0	8.60% - 14.30%	—	—	4,221
Equipment finance loan (Plural)	BRL	Secured	0	CDI + 7.00%	—	—	1,065
Equipment finance loans	BRL	Secured	0	11.88% - 16.49%	—	—	1,607
Total					$61,222	$59,250	$168,102

Current portion						$4,344	$12,539
Non-current portion						$54,906	$155,563

The movements in loans and borrowings during the years ended December 31, 2021 and 2020 are comprised of the following:

	December 31, 2021	December 31, 2020
Balance, beginning of year	$168,102	$159,370
Proceeds from new senior revolving credit facility, net	—	13,652
Proceeds from new equipment finance loans	4,826	19,278
Proceeds from new lines of credit	645	36,726
Principal and interest payments	(117,404)	(67,118)
Interest expenses	5,177	9,921
Foreign exchange	(2,096)	(3,727)
Balance, end of year	$59,250	$168,102

Repayments of the Principal Portion of Loans and Borrowings	Debt Repayments
Repayments of the principal portion of loans and borrowings is as follows:

December 31, 2021
2022(1)	54,282
2023	2,917
2024	1,602
2025	1,615
2026 and beyond	806
$61,222

(1) Includes $50.0 million of the New Revolving Credit Facility repaid in February 2022 which does not mature until March 31, 2025.
The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2021:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$59,250	$62,041	$54,789	$3,066	$4,186	$—
Accounts payable and accrued liabilities	66,546	66,546	66,546	—	—	—
Other non-current liabilities	5,067	16,246	308	7,302	7,984	652
Leases	7,110	7,265	4,867	1,770	628	—
Total	$137,973	$152,098	$126,510	$12,138	$12,798	$652